PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes
The domestic and foreign components of income (loss) before taxes are:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
U.S. operations	$88	$163	$(226)
Non-U.S. operations	944	529	233
Total income before taxes	$1,032	$692	$7

Provision for income taxes from operations
The provision for income taxes is comprised of:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
U.S. federal taxes:
Current	$(1)	$(40)	$(20)
Deferred	—	37	26
Non-U.S. taxes:
Current	(6)	145	20
Deferred	28	(141)	6
State taxes, net of federal benefit:
Current	(11)	12	10
Deferred	10	(5)	(4)
Total provision	$20	$8	$38

Significant components of deferred tax assets and deferred tax liabilities
The significant components of deferred tax assets and deferred tax liabilities included on the consolidated balance sheet are:

	Years Ended October 31,
	2011		2010
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	(in millions)
Inventory	$30	$—	$36	$—
Intangibles	—	82	—	132
Property, plant and equipment	—	32	4	16
Warranty reserves	16	—	14	1
Retiree medical benefits	14	—	43	2
Pension benefits	110	—	199	49
Employee benefits, other than retirement	84	—	96	—
Net operating loss, capital loss, and credit carryforwards	272	—	393	—
Unrealized gains/losses on investments	47	—	47	—
Unremitted earnings of foreign subsidiaries	—	—	—	88
Share-based compensation	48	—	51	—
Deferred revenue	18	—	93	2
Other	56	36	52	3
Subtotal	695	150	1,028	293
Tax valuation allowance	(369)	—	(527)	—
Total deferred tax assets or deferred tax liabilities	$326	$150	$501	$293

Current and long-term deferred tax assets and deferred tax liabilities
The breakdown between current and long-term deferred tax assets and deferred tax liabilities was as follows for the years 2011 and 2010:

	Years Ended October 31,
	2011	2010
	(in millions)
Current deferred tax assets (included within other current assets)	$54	$99
Long-term deferred tax assets (included within other assets)	168	190
Current deferred tax liabilities (included within other accrued liabilities)	(4)	(10)
Long-term deferred tax liabilities (included within other long-term liabilities)	(42)	(71)
Total	$176	$208

Tax rate reconciliation, U.S. federal statutory rate to effective tax rate from operations
The differences between the U.S. federal statutory income tax rate and our effective tax rate are:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Profit before tax times statutory rate	$361	$242	$2
State income taxes, net of federal benefit	(1)	4	6
Non-U.S. income taxed at different rates	(153)	(98)	47
Change in unrecognized non-U.S. tax benefits	(97)	32	(71)
Research credits	(5)	(1)	(7)
Hewlett Packard tax sharing agreement adjustment	(3)	(17)	—
Nondeductible goodwill	—	—	2
Nondeductible employee stock purchase plan expense	1	1	2
Other, net	1	7	11
Valuation allowances	(84)	(162)	46
Provision for income taxes	$20	$8	$38
Effective tax rate	2%	1%	543%

Income tax contingencies rollforward
A 2011 and 2010 rollforward of our uncertain tax benefits including all federal, state and foreign tax jurisdictions is as follows:

	2011	2010
	(in millions)
Balance, beginning of year	$656	$930
Additions for acquisitions	—	15
Additions for tax positions related to the current year	41	46
Additions for tax positions from prior years	18	75
Reductions for tax positions from prior years	(170)	(284)
Settlements with taxing authorities	(67)	(119)
Statute of limitations expirations	(9)	(7)
Balance, end of year	$469	$656